Accrued liabilities and other liabilities - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities And Other Liabilities [Line Items]
Repayments of debt	¥ 5,540	¥ 0	¥ 0
Minimum [Member]
Accrued Liabilities And Other Liabilities [Line Items]
Loan repayment installments period	3 months
Maximum [Member]
Accrued Liabilities And Other Liabilities [Line Items]
Loan repayment installments period	12 months